Earnings per share - Schedule of Computations of Basic and Diluted (Loss) Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net (loss) income	$ (2,927)	$ 1,150	$ 6,702	$ 4,061	$ 1,569
Common Shares [Member]
Denominator:
Weighted average common shares outstanding-basic	9,100,111	9,064,537	9,068,846	3,512,534	312,500
Diluted effect of common share equivalents
Weighted average common shares outstanding-diluted	9,100,111	9,064,537	9,068,846	3,512,534	312,500
(Loss) earnings per share of common shares - basic and diluted
(Loss) earnings per share of common shares - basic	$ (0.32)	$ 0.13
(Loss) earnings per share of common shares - diluted	$ (0.32)	$ 0.13